11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of accounts payable and accrued costs
	December 31, 2019	December 31, 2018
	$	$
Trade accounts payable	625,460	226,575
Accrued liabilities	27,000	87,664
	652,460	314,239